Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Shortterm Investments Explanatory [Abstract]
Schedule of Short-term Investments
	December 31,
	2021	2020
	U.S. Dollars in thousands

Fair value through other comprehensive income	$-	$-
Bank deposits in USD (1)	-	39,069
Total Short-Term Investments	$-	$39,069

(1)	The deposits bear interest of 0.63%-0.89% r, as of December 31, 2020.